UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2004

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $432,186,294.

1. Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (22.7% at November 30, 2004) in the net assets of the Portfolio.

The following is a summary of significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Annual & Semi-Annual Tender Revenue Bonds & Notes (Puts) - 7.4%
$6,740,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue, 1.75% due 5/1/05	$6,744,123
2,165,000	Chicago, Illinois, O’Hare International Airport Revenue, 6.00% due 1/1/05	2,174,066
17,000,000	Detroit, Michigan, Sewer Disposal Revenue, 1.55% due 8/4/05	17,000,000
	Indiana Health Facilities Finance Authority Hospital Revenue:
17,000,000	1.05% due 3/1/05	17,000,000
10,000,000	1.73% due 7/5/05	10,000,000
9,000,000	Jacksonville, Florida, Health Facilities Authority, 1.82% due 1/12/05	9,000,000
5,000,000	Kissimmee, Florida, Utility Authority, 1.87% due 2/23/05	5,000,000
10,000,000	Lower Neches Valley Authority, Texas, Pollution Control Revenue, 1.28% due 2/15/05	10,000,000
2,965,000	Maryland State Community Development Administration, AMT, 1.25% due 12/21/04	2,965,000
6,000,000	Metropolitan Government, Nashville and Davidson County, Tennessee Health Educational Facility Board, 1.65% due 8/3/05	6,000,000
9,000,000	Michigan State Housing Development Authority, AMT, 1.20% due 12/15/04	9,000,000
8,000,000	Minnesota State Housing Finance Agency, AMT, 1.20% due 12/23/04	8,000,000
9,250,000	Montana State, 1.20% due 3/1/05	9,250,000
6,000,000	Plaquemines, Louisiana, Port Harbor & Terminal Facilities Revenue, 1.75% due 9/1/05 Washington County, Oregon, School District, Number 48J Beaverton:	6,008,873
2,000,000	Series A, 3.00% due 6/1/05	2,011,820
7,050,000	Series B, 3.00% due 6/1/05	7,095,570
8,835,000	Washington County, Pennsylvania, Hospital Authority Revenue, 2.25% due 7/1/05	8,862,834

		136,112,286

Bond, Revenue, Tax, Tax & Revenue Anticipation Notes & Cash Anticipation Certificate - 6.1%
20,000,000	Hudson, Massachusetts, BAN’s, 2.00% due 5/13/05	20,066,096
40,000,000	Iowa School Corps, Certificates 3.00% due 6/30/05	40,320,720
20,840,000	Maine State, BANs, 3.00% due 6/23/05	20,992,163
15,000,000	Medford, Massachusetts, BAN’s, 3.00% due 4/1/05	15,077,696
10,000,000	Sacramento County, California, TRAN’s, 3.00% due 7/11/05	10,080,748
5,000,000	Saint Louis, Missouri, General Fund Revenue, TRAN’s, 3.00% due 6/28/05	5,039,433

		111,576,856

General Obligation Bonds & Notes - 1.9%
12,000,000	Chicago, Illinois, 1.05% due 12/9/04 (a)	12,000,000
16,000,000	Mecklenburg County, North Carolina, 2.00% due 2/1/05	16,024,451
7,500,000	Philadelphia, Pennsylvania, School District, 3.00% due 6/30/05	7,559,299

		35,583,750

Variable Rate Demand Notes (a) - 86.2%
	ABN-Amro Munitops Certificates Trust:
10,000,000	1998-2001, 1.71% due 12/8/04	10,000,000
6,000,000	1998-2003, 1.71% due 12/8/04	6,000,000
9,000,000	1998-2007, AMT, 144A, 1.77% due 12/8/04	9,000,000
5,000,000	1999-2012, 1.71% due 12/8/04	5,000,000
4,000,000	2000-2011, 1.76% due 12/8/04	4,000,000
4,965,000	2001-2030, 1.71% due 12/8/04	4,965,000
15,000,000	2002-2004, 1.71% due 12/8/04	15,000,000
8,590,000	2003-2025, 1.71% due 12/8/04	8,590,000
15,000,000	Akron Bath Copley, Ohio, Hospital District Revenue, 1.69% due 12/2/04	15,000,000
6,000,000	Alachua County, Florida, Continuing Care Health Facilities Authority, 1.67% due 12/2/04	6,000,000
11,850,000	Alaska State Housing Finance Corp., AMT, 1.82% due 12/2/04	11,850,000
4,720,000	Arapahoe County, Colorado, Water & Wastewater Revenue, 1.71% due 12/2/04	4,720,000
1,200,000	Arkansas State, Development Finance Authority, Solid Waste Dispense Revenue, AMT, 1.69% due 12/2/04	1,200,000
	Atlanta, Georgia, Airport Revenue:
13,000,000	Refunded Series C-3, 1.67% due 12/2/04	13,000,000
7,500,000	Series B-3 Refunded, 1.67% due 12/2/04	7,500,000
15,000,000	Series C-1 Refunded, 1.69% due 12/2/04	15,000,000
6,000,000	Atlanta, Georgia, Water & Wastewater Revenue, 1.72% due 12/8/04	6,000,000
5,285,000	Austin, Texas, Water & Wastewater Revenue, 1.68% due 12/2/04	5,285,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 86.2% (continued)
$3,400,000	Calcasieu Parish, Louisiana, Industrial Development Board, AMT, 1.72% due 12/8/04 California, Housing Finance Revenue Agency Revenue, AMT:	$3,400,000
26,700,000	1.69% due 12/8/04	26,700,000
2,375,000	1.70% due 12/8/04	2,375,000
23,535,000	Series U, 1.70% due 12/2/04	23,535,000
17,435,000	Series U, 1.70% due 12/2/04	17,435,000
	California, Pollution Control Financing Authority:
13,950,000	Pollution Control Revenue, 1.67% due 12/2/04	13,950,000
25,000,000	Solid Waste Dispense Revenue, AMT, 1.68% due 12/8/04	25,000,000
	California State:
3,000,000	1.69% due 12/2/04	3,000,000
2,250,000	Department of Water Reserves, Power Supply Revenue, 1.69% due 12/2/04	2,250,000
15,000,000	Economic Recovery, 1.66% due 12/2/04	15,000,000
1,000,000	Capital City, Economic Development Authority, Packaging & Energy Fee Revenue, 1.61% due 12/8/04	1,000,000
8,000,000	Charleston, South Carolina, Waterworks and Sewer Revenue, 1.71% due 12/2/04	8,000,000
10,000,000	Chattanooga, Tennessee, Health Education and Housing, 1.66% 12/2/04 Chicago, Illinois:	10,000,000
29,996,000	1.92% due 12/2/04	29,996,000
12,000,000	Multi-Family Housing Revenue, AMT, 1.71% due 12/2/04	12,000,000
	O’Hare International Airport Revenue, AMT:
1,330,000	Put-980, 1.76% due 12/2/04	1,330,000
17,150,000	Put-1002, 1.76% due 12/2/04	17,150,000
3,855,000	Cincinnati, Ohio, City School District, 1.69% due 12/2/04 Clarksville, Tennessee, Public Building Authority:	3,855,000
2,105,000	1.68% due 12/2/04	2,105,000
1,300,000	1.68% due 12/2/04	1,300,000
9,300,000	Cleveland Cuyahoga County, Ohio, 1.68% due 12/8/04	9,300,000
2,340,000	Collier County, Florida, School Board, Certificate of Participation, 1.70% due 12/2/04	2,340,000
11,300,000	Colorado Springs, Colorado, Utilities Revenue, 1.64% due 12/2/04 Connecticut State:	11,300,000
3,240,000	Put 1588, 1.68% due 12/2/04	3,240,000
3,000,000	Put 2223, 1.68% due 12/2/04	3,000,000
10,050,000	Delaware State Economic Development Authority, AMT, 1.71% due 12/2/04	10,050,000
1,745,000	Detroit, Michigan, City School District, 1.71% due 12/2/04 District of Columbia Revenue:	1,745,000
12,500,000	1.69% due 12/2/04	12,500,000
2,645,000	1.74% due 12/2/04	2,645,000
9,700,000	Du Page County, Illinois, 1.68% due 12/2/04	9,700,000
9,500,000	Easton Baton Rouge Parish, Louisiana, Pollution Control Revenue, 1.60% due 12/2/04	9,500,000
2,600,000	Everett, Washington, 1.74% due 12/2/04	2,600,000
5,000,000	Forsyth County, Georgia, Development Authority Revenue, 1.68% due 12/8/04 Franklin County, Ohio, Hospital Revenue:	5,000,000
20,000,000	1.67% due 12/2/04	20,000,000
20,465,000	Refunded, 1.67% due 12/2/04	20,465,000
2,000,000	Fulton County, Georgia, Development Authority Revenue, 1.68% due 12/8/04	2,000,000
16,185,000	Georgia Municipal Gas Authority, 1.68% due 12/8/04	16,185,000
6,000,000	Golden State Tobacco Securitization, 1.69% due 12/2/04	6,000,000
20,000,000	Greeneville, Tennessee, Health & Educational Facilities Board Revenue, 1.68% due 12/8/04	20,000,000
4,300,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, AMT, 1.75% due 12/2/04 Gwinnett County, Georgia:	4,300,000
10,000,000	Hospital Authority Revenue, 1.68% due 12/8/04	10,000,000
10,000,000	Industrial Development Revenue, 1.68% due 12/8/04	10,000,000
	Harris County, Texas, Health Facilities Development, Corporate Revenue:
30,000,000	Methodist Hospital, 1.68% due 12/2/04	30,000,000
2,300,000	Texas Medical Center, 1.68% due 12/2/04	2,300,000
7,000,000	YMCA, 1.68% due 12/2/04	7,000,000
1,200,000	Hills, Iowa, Healthcare Revenue, 1.67% due 12/2/04	1,200,000
7,000,000	Hillsborough County, Florida, School Board, 1.82% due 12/2/04	7,000,000
25,000,000	Howard County, Maryland, 1.68% due 1/21/05	25,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 86.2% (continued)
$15,900,000	Illinois, Finance Authority Revenue, 1.67% due 12/2/04	$15,900,000
7,000,000	Illinois Housing Development Authority Revenue, AMT, 1.75% due 12/8/04	7,000,000
10,335,000	Illinois State, 1.71% due 12/2/04	10,335,000
11,000,000	Indiana State Development Finance Authority, Environmental Revenue, AMT, 1.73% due 12/8/04	11,000,000
2,000,000	Indiana State Educational Facilities Authority Revenue, 1.59% due 12/2/04	2,000,000
9,700,000	Iowa Higher Educational Loan Authority Revenue, 1.67% due 12/2/04	9,700,000
4,200,000	Kansas City, Missouri, Industrial Development Authority Revenue, 1.67% due 12/2/04 Kansas State:	4,200,000
	Department of Transportation Highway Revenue:
5,730,000	Series B-1, 1.64% due 12/2/04	5,730,000
11,295,000	Series B-2, 1.64% due 12/2/04	11,295,000
28,600,000	Series D, 1.60%, Refunded, due 12/8/04	28,600,000
10,000	Development Financing Authority Revenue, 1.67% due 12/2/04	10,000
	Kentucky, Housing Corp., Housing Revenue, AMT:
1,290,000	1.69% due 12/2/04	1,290,000
4,900,000	1.69% due 12/8/04	4,900,000
1,580,000	Lacey, New Jersey, Municipal Utilities Authority, Water Revenue, 1.69% due 12/2/04	1,580,000
6,750,000	Lincoln, Wyoming, Water Pollution Control Revenue, 1.59% due 12/2/04 Los Angeles, California:	6,750,000
2,895,000	Union School District, 1.69% due 12/2/04	2,895,000
13,400,000	Water & Power Revenue, 1.67% due 12/2/04	13,400,000
6,600,000	Louisiana State, Offshore Terminal Authority, Deepwater Port Revenue, 1.69% due 12/2/04	6,600,000
26,100,000	Macon-Bibb County, Georgia, Hospital Authority Revenue, 1.69% due 12/2/04	26,100,000
2,460,000	Maine Health and Higher Educational Facilities, 1.69% due 12/8/04	2,460,000
5,540,000	Maine State Housing Authority Mortgage Purchase, 1.74% due 12/2/04	5,540,000
6,700,000	Manatee County, Florida, Housing Finance Authority, AMT, 1.74% due 12/2/04	6,700,000
5,200,000	Maryland State Economic Development Corporate Authority, 1.68% due 12/2/04	5,200,000
11,805,000	Maryland State Health and Higher Educational Facilities Authority, 1.68% due 12/2/04 Massachusetts State:	11,805,000
4,700,000	Put 2226, 1.68% due 12/2/04	4,700,000
21,080,000	Series 302, 1.68% due 12/2/04	21,080,000
6,495,000	Series 340, 1.68% due 12/2/04	6,495,000
7,930,000	Series 343, 1.68% due 12/2/04	7,930,000
11,650,000	Massachusetts State Health Facilities, 1.67% due 12/2/04	11,650,000
1,810,000	Massachusetts State Industrial Finance Agency, 1.69% due 12/2/04	1,810,000
8,635,000	Massachusetts State Water Reserves Authority, 1.68% due 12/2/04 Memphis, Tennessee, Electrical System Revenue:	8,635,000
14,000,000	Series 377, 1.28% due 12/9/04	13,992,484
13,990,000	Series 378, 1.71% due 12/2/04	13,990,000
9,250,000	Series 879, 1.71% due 12/2/04	9,250,000
5,495,000	Series 880, 1.71% due 12/2/04	5,495,000
	Metropolitan Water District, Southern California, Waterworks Revenue:
5,975,000	1.62% due 12/2/04	5,975,000
28,090,000	1.67% due 12/2/04	28,090,000
14,000,000	Michigan State, 1.65% due 12/8/04	14,000,000
1,000,000	Milwaukee, Wisconsin, Redevelopment Authority, Multi-Family Housing Revenue, 1.68% due 12/2/04	1,000,000
5,000,000	Minnetonka, Minnesota, Multi-Family Housing Revenue, 1.68% due 12/2/04	5,000,000
25,000,000	Montgomery County, Pennsylvania, Industrial Development Authority, Pollution Control Revenue, 1.70% due 12/8/04	25,000,000
17,000,000	Montgomery County, Tennessee, Public Building Authority Pooled Financing Revenue, 1.68% due 12/2/04	17,000,000
4,250,000	Morristown, Tennessee, Industrial Development Board, AMT, 1.79% due 12/8/04	4,250,000
11,000,000	Murray City, Utah, Hospital Revenue, 1.68% due 12/2/04 New Hanover County, North Carolina:	11,000,000
2,250,000	1.72% due 12/2/04	2,250,000
2,250,000	1.72% due 12/2/04	2,250,000
2,250,000	1.72% due 12/2/04	2,250,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 86.2% (continued)
	New Jersey:
$1,600,000	Economic Development Authority Revenue, 1.59% due 12/8/04	$1,600,000
1,595,000	Healthcare Facilities, Financing Authority Revenue, 1.69% due 12/2/04	1,595,000
	New York, New York:
	City Housing Development Corp., Multi-Family Revenue, AMT:
1,525,000	Jane Street, 1.67% due 12/8/04	1,525,000
9,000,000	West 48th Street, 1.67% due 12/8/04	9,000,000
	City Industrial Development Agency Revenue:
21,000,000	1.73% due 12/1/04	21,000,000
40,000,000	1.70% due 12/2/04	40,000,000
	City Transitional Financing Authority:
1,000,000	Put 1839, 1.7% due 12/2/04	1,000,000
9,100,000	Sub Series 2-F, 1.66% due 12/2/04	9,100,000
9,400,000	Sub Series C-2, 1.66% due 12/2/04	9,400,000
8,400,000	City Transitional Financing Authority Revenue, 1.66% due 12/1/04	8,400,000
	New York State:
1,000,000	Dormitory Authority Revenues, 1.69% due 12/2/04	1,000,000
	Housing Financing Authority Revenue, AMT:
3,800,000	1.68% due 12/8/04	3,800,000
2,300,000	1.69% due 12/8/04	2,300,000
1,500,000	Throughway Authority, State Income Tax Revenue, 1.69% due 12/2/04	1,500,000
1,260,000	Urban Development Corp. Revenue, 1.69% due 12/2/04	1,260,000
31,000,000	North Carolina Medical Care Commission, 1.66% due 12/8/04	31,000,000
4,100,000	Oakland, California, 1.69% due 12/2/04	4,100,000
9,000,000	Ohio State Air Quality Development Authority Revenue, AMT, 1.75% due 12/8/04	9,000,000
3,255,000	Orange County, Florida, Housing Financing Authority, Multi-Family Revenue, AMT, 1.67% due 12/8/04	3,255,000
19,350,000	Palm Beach County, Florida, Health Facilities Authority Revenue, 1.69% due 12/2/04	19,350,000
24,900,000	Pennsylvania Housing Finance Agency, AMT, 1.69% due 12/8/04	24,900,000
6,745,000	Pennsylvania State, 1.69% due 12/2/04	6,745,000
4,995,000	Pennsylvania State Turnpike Commission, 1.69% due 12/2/04 Philadelphia, Pennsylvania:	4,995,000
3,900,000	Authority for Industrial Development Revenue, 1.67% due 12/2/04	3,900,000
5,300,000	Gas Works Revenue, 1.68% due 12/2/04	5,300,000
16,450,000	Hospital & Higher Education Facilities Authority Revenue, 1.67% due 12/2/04	16,450,000
16,500,000	Pinellas County, Florida, Health Facilities Authority Revenue, 1.69% due 12/2/04	16,500,000
2,000,000	Poway, California, Union School District, 1.69% due 12/2/04 Puerto Rico:	2,000,000
1,000,000	Commonwealth, 1.67% due 12/2/04	1,000,000
21,400,000	Electrical Power Authority, Power Revenue, 1.67% due 12/8/04	21,400,000
1,400,000	Municipal Financing Agency, 1.67% due 12/2/04	1,400,000
4,665,000	Public Financing Corp., 1.67% due 12/2/04	4,665,000
2,655,000	Rhode Island Health and Educational Building Corp., Educational Institutional Revenue, 1.68% due 12/2/04	2,655,000
21,000,000	Rhode Island State Health and Educational Building Corp., Revenue, 1.68% due 12/2/04	21,000,000
530,000	Rhode Island State Industrial Facilities Corp., AMT, 1.78% due 12/8/04	530,000
2,500,000	Roswell, Georgia, Multi-Family Housing Authority, 1.71% due 12/8/04	2,500,000
3,800,000	Saint Joseph County, Indiana, Industrial Educational, Facility Revenue, 1.59% due 12/2/04	3,800,000
21,000,000	Saint Mary’s, Georgia, Development Authority, Pollution Control Revenue, AMT, 1.71% due 12/8/04	21,000,000
25,000,000	Saint Mary Hospital, Authority Bucks County, 1.68% due 12/8/04	25,000,000
1,310,000	San Francisco, California, City & County Redevelopment Agency, Lease Revenue, 1.69% due 12/2/04	1,310,000
1,125,000	Sevier County, Tennessee, Public Building Authority, 1.69% due 12/2/04	1,125,000
	South Carolina:
9,700,000	Education Facilities Authority, 1.74% due 12/2/04	9,700,000
46,060,000	Jobs Economic Development Authority, 1.71% due 12/2/04	46,060,000
2,490,000	Transportation Infrastructure Revenue, 1.69% due 12/2/04	2,490,000
7,000,000	South Dakota Housing Development Authority, AMT, 1.67% due 12/8/04	7,000,000
15,000,000	Stevenson, Alabama, Industrial Development, Board Revenue, AMT, 1.71% due 12/8/04	15,000,000
830,000	Tarrant County, Texas, Health Facilities Development, 1.67% due 12/2/04	830,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 86.2% (continued)
$5,000,000	Texas Water Development Board Revenue, 1.68% due 12/2/04	$5,000,000
3,100,000	University of California Revenues, 1.69% due 12/2/04	3,100,000
1,400,000	University of Massachusetts, Building Authority Facility Revenue, 1.68% due 12/2/04	1,400,000
5,500,000	Verona, Wisconsin, Industrial Development Revenue, AMT, 1.78% due 12/2/04	5,500,000
4,965,000	Virginia College Building Authority, 1.69% due 12/2/04 Washington State:	4,965,000
3,300,000	1.71% due 12/2/04	3,300,000
2,750,000	1.57% due 12/8/04	2,750,000
5,250,000	Washington State Housing Finance Revenue, AMT, 1.72% due 12/2/04 Washington State Public Power Supply System, Nuclear Project:	5,250,000
6,700,000	Number 1 Revenue, 1.72% due 12/8/04	6,700,000
9,600,000	Number 2 Revenue, 1.72% due 12/8/04	9,600,000
3,625,000	Westminster, Colorado, Multi-Family Revenue, 1.60% due 12/2/04 Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, AMT:	3,625,000
2,700,000	Series D, 1.67% due 12/8/04	2,700,000
2,665,000	Series F, 1.67% due 12/8/04	2,665,000
	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran:
6,950,000	Series A, 1.67% due 12/2/04	6,950,000
10,000,000	Series B, 1.67% due 12/2/04	10,000,000
4,500,000	Wyoming Community Development Authority, Home Ownership Revenue, AMT, 1.69% due 12/8/04	4,500,000

	TOTAL VARIABLE RATE DEMAND NOTES	1,582,388,484

	TOTAL INVESTMENTS - 101.6% (Cost - $1,865,661,376)	1,865,661,376
	Liabilities in Excess of Other Assets - (1.6)%	(29,356,252)

	TOTAL NET ASSETS - 100.0%	$1,836,305,124

(a)	Maturity date shown is date of next rate change.

Abbreviations used in this schedule:

AMT - Subject to Alternative Minimum Tax.

BAN’s - Bond Anticipation Notes

CAC - Cash Anticipation Certificate

TRAN’s - Tax & Revenue Anticipation Notes

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with GAAP.

(a) Investment Valuation - Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions - Purchases, maturities and sales of money market instruments are accounted for on the trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

	(a	)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b	)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date January 31, 2005